Parent-Only Financial Statements, Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash, cash equivalents, and restricted cash	$ 141,250	$ 173,287	$ 215,947	$ 221,400
Trading, at fair value	79,733	69,989
Available-for-sale, at fair value	263,459	269,912
Equity securities	68,241	55,148
Other assets	78,917	79,850
Total assets	1,927,555	1,895,883
Liabilities and equity
Short-term borrowings	104,512	105,787	103,256
Accrued expenses and other liabilities	75,163	69,317
Long-term debt	228,191	229,044
Total liabilities	1,739,571	1,698,817
Stockholders’ equity	187,146	196,166
Total liabilities and equity	1,927,555	1,895,883
Parent Company [Member]
Assets
Cash, cash equivalents, and restricted cash	14,949	16,301	$ 23,181	$ 36,660
Available-for-sale, at fair value	1	1
Investments in subsidiaries	208,076	202,695
Equity securities	1,007	2,164
Other assets	4,608	4,639
Total assets	374,024	364,963
Liabilities and equity
Accrued expenses and other liabilities	8,050	6,986
Long-term debt	152,628	135,079
Indebtedness to nonbank subsidiaries	26,200	26,732
Total liabilities	186,878	168,797
Stockholders’ equity	187,146	196,166
Total liabilities and equity	374,024	364,963
Parent Company [Member] | Bank [Member]
Assets
Investments in subsidiaries	170,400	167,600
Parent Company [Member] | Nonbank [Member]
Assets
Loans to nonbank subsidiaries	145,383	139,163
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash, cash equivalents, and restricted cash	14,948	16,301
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash, cash equivalents, and restricted cash	$ 1	$ 0